Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 13, 2017
Registrant Name	SMA RELATIONSHIP TRUST
Central Index Key	0001225290
Amendment Flag	false
Document Creation Date	Mar. 13, 2017
Document Effective Date	Mar. 13, 2017
Prospectus Date	Apr. 29, 2016
Series S | Series S
Prospectus:
Trading Symbol	SRTSX